Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 101.2%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.5%
Massachusetts Water Pollution Abatement Trust, 5.25%, 8/1/34	$3,105	$ 3,656,232
		$ 3,656,232
Education — 21.1%
Massachusetts College Building Authority:
5.00%, 5/1/51	$500	$ 529,816
5.25%, 5/1/56	500	535,044
Massachusetts Development Finance Agency, (Amherst College), 5.00% to 11/1/35 (Put Date), 11/1/55	1,000	1,163,997
Massachusetts Development Finance Agency, (Bentley University), 4.00%, 7/1/40	1,300	1,300,952
Massachusetts Development Finance Agency, (Boston College), 5.00%, 7/1/53	2,500	2,635,206
Massachusetts Development Finance Agency, (Boston University):
5.00%, 10/1/43(1)	750	842,233
5.00%, 10/1/48	1,000	1,057,277
5.00% to 10/1/33 (Put Date), 10/1/65	305	345,625
Massachusetts Development Finance Agency, (Dexter Southfield):
5.00%, 5/1/33	1,550	1,551,231
5.00%, 5/1/35	1,660	1,661,179
Massachusetts Development Finance Agency, (Harvard University), 5.00% to 5/13/32 (Put Date), 5/15/55	1,760	1,961,344
Massachusetts Development Finance Agency, (Middlesex School), 4.25%, 7/1/54	1,600	1,509,587
Massachusetts Development Finance Agency, (Northeastern University), 5.00%, 10/1/45	2,000	2,180,087
Massachusetts Development Finance Agency, (Springfield College), Green Bonds, 4.00%, 6/1/56	2,350	1,789,365
Massachusetts Development Finance Agency, (Suffolk University), 5.00%, 7/1/35	750	760,729
Massachusetts Development Finance Agency, (Wentworth Institute of Technology), 5.00%, 10/1/36	1,575	1,577,038
Massachusetts Health and Educational Facilities Authority, (Massachusetts Institute of Technology), 5.50%, 7/1/32	5,000	5,817,223
University of Massachusetts Building Authority:
5.00%, 11/1/50	1,735	1,833,615
5.25%, 11/1/42	2,000	2,051,028
		$ 31,102,576
Security	Principal Amount (000's omitted)	Value
Electric Utilities — 0.6%
Massachusetts Municipal Wholesale Electric Co., 4.00%, 7/1/51	$1,000	$ 926,695
		$ 926,695
General Obligations — 19.1%
Boston, MA, 5.00%, 6/1/46	$500	$ 550,427
Brockton, MA, 5.00%, 10/8/26	3,000	3,018,301
East Longmeadow, MA, 3.00%, 11/1/42	1,540	1,383,214
Framingham, MA, 3.00%, 12/1/40	1,860	1,704,670
Greater Fall River Vocational School District, MA, 5.00%, 6/1/49	1,500	1,558,510
Massachusetts:
5.00%, 12/1/43	575	641,471
5.00%, 6/1/56	3,000	3,149,457
5.25%, 10/1/47	2,000	2,137,915
Maynard, MA, 4.125%, 3/15/48	1,470	1,430,282
New Bedford, MA, 4.00%, 9/1/47	2,650	2,525,492
Northeast Metropolitan Regional Vocational School District, MA, 4.00%, 4/15/47	3,075	2,973,027
Peabody, MA, 4.125%, 7/1/48(1)	1,750	1,712,167
Puerto Rico, 5.625%, 7/1/27	898	914,521
Spencer East Brookfield Regional School District, MA, 4.25%, 5/1/49	630	621,774
Tyngsborough, MA, 3.00%, 10/15/42	1,660	1,491,324
Westfield, MA:
4.00%, 5/1/44	1,175	1,179,975
4.375%, 5/1/49	1,180	1,175,657
		$ 28,168,184
Hospital — 17.0%
Massachusetts Development Finance Agency, (Beth Israel Lahey Health, Inc.):
5.00%, 7/1/33	$1,000	$ 1,000,885
5.00%, 7/1/34	2,500	2,802,230
Massachusetts Development Finance Agency, (Boston Children's Hospital):
5.25%, 3/1/54	2,500	2,653,970
(LOC: TD Bank, N.A.), 2.90%, 3/1/48(2)	1,000	1,000,000
Massachusetts Development Finance Agency, (Boston Medical Center):
Green Bonds, 4.00%, 7/1/47	1,875	1,657,189
Green Bonds, 5.00%, 7/1/44	2,930	2,930,844
Massachusetts Development Finance Agency, (Dana Farber Cancer Institute, Inc.), 5.50%, 12/1/51	1,050	1,142,288
Massachusetts Development Finance Agency, (Mass General Brigham), 5.00%, 7/1/45	2,000	2,172,546

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Massachusetts Development Finance Agency, (Partners Healthcare System), 5.00%, 7/1/47	$2,000	$ 2,005,064
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/41	1,295	1,294,979
Massachusetts Development Finance Agency, (Umass Memorial Health Care, Inc.), 5.25%, 7/1/50	1,750	1,814,453
Massachusetts Health and Educational Facilities Authority, (Baystate Medical Center):
(LOC: TD Bank, N.A.), 2.90%, 7/1/39(2)	1,400	1,400,000
(LOC: TD Bank, N.A.), 2.90%, 7/1/44(2)	3,135	3,135,000
		$ 25,009,448
Housing — 4.2%
Massachusetts Development Finance Agency, (Merrimack College Student Housing):
4.25%, 7/1/34(3)	$500	$ 509,081
5.00%, 7/1/44(3)	2,000	2,046,812
Massachusetts Housing Finance Agency:
(SPA: TD Bank, N.A.), 2.67%, 12/1/48(4)	875	875,000
(FHLMC), (FNMA), (GNMA), Social Bonds, 4.90%, 12/1/48	2,000	2,032,190
Sustainability Bonds, 3.00%, 12/1/50	1,000	740,220
		$ 6,203,303
Industrial Development Revenue — 0.9%
National Finance Authority, NH, (Covanta):
4.625%, 11/1/42(3)	$670	$ 612,708
(AMT), 4.875%, 11/1/42(3)	740	692,792
		$ 1,305,500
Insured - Education — 4.2%
Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(5)	$5,460	$ 6,170,892
		$ 6,170,892
Insured - General Obligations — 0.9%
Berkley, MA:
(BAM), 5.00%, 4/1/46	$250	$ 269,353
(BAM), 5.00%, 4/1/47	500	532,886
(BAM), 5.25%, 4/1/55	500	533,240
		$ 1,335,479
Insured - Special Tax Revenue — 3.7%
Massachusetts, Dedicated Tax Revenue, (NPFG), Escrowed to Maturity, 5.50%, 1/1/30	$4,955	$ 5,409,493
		$ 5,409,493
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 1.0%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 5.88%, 12/15/38	$1,370	$ 1,428,057
		$ 1,428,057
Other Revenue — 1.4%
Massachusetts Development Finance Agency, (Broad Institute), 4.00%, 4/1/41	$2,025	$ 2,024,948
		$ 2,024,948
Senior Living/Life Care — 1.6%
Massachusetts Development Finance Agency, (Linden Ponds, Inc.):
5.00%, 11/15/33(3)	$205	$ 211,363
5.00%, 11/15/38(3)	135	138,596
Massachusetts Development Finance Agency, (NewBridge on the Charles, Inc.), 5.00%, 10/1/57(3)	2,000	1,988,903
		$ 2,338,862
Special Tax Revenue — 6.6%
American Samoa Economic Development Authority:
5.00%, 9/1/32(3)	$340	$ 357,902
5.00%, 9/1/33(3)	250	264,104
5.00%, 9/1/38(3)	200	204,367
Massachusetts Bay Transportation Authority, Sales Tax Revenue:
4.00%, 7/1/39	435	443,566
5.00%, 7/1/45	2,360	2,420,259
5.25%, 7/1/31	1,240	1,394,941
5.25%, 7/1/50	1,500	1,627,272
Massachusetts School Building Authority, Social Bonds, 5.25%, 2/15/50	1,000	1,078,814
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,000	2,000,191
		$ 9,791,416
Student Loan — 1.7%
Massachusetts Educational Financing Authority:
(AMT), 3.625%, 7/1/38	$1,400	$ 1,380,332
(AMT), 4.25%, 7/1/32	1,125	1,140,150
		$ 2,520,482
Transportation — 9.5%
Massachusetts Port Authority, (AMT), 5.00%, 7/1/51	$4,090	$ 4,154,861
Massachusetts Port Authority, (Bosfuel Project):
(AMT), 5.00%, 7/1/35	1,350	1,409,914
(AMT), 5.00%, 7/1/49	2,500	2,526,307

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Massachusetts, (Rail Enhancement Program):
5.00%, 6/1/55	$3,045	$ 3,209,896
Sustainability Bonds, 5.00%, 6/1/53	2,500	2,612,794
		$ 13,913,772
Water and Sewer — 5.2%
Boston Water and Sewer Commission, MA:
3.00%, 11/1/41	$1,500	$ 1,349,684
4.00%, 11/1/27	2,000	2,002,129
Massachusetts Clean Water Trust, Sustainability Bonds, 5.00%, 2/1/43	1,000	1,089,640
Massachusetts Water Resources Authority:
(LOC: Bank of America, N.A.), 2.75%, 8/1/31(4)	250	250,000
(SPA: U.S. Bank, N.A.), 2.80%, 8/1/29(2)	3,000	3,000,000
		$ 7,691,453
Total Tax-Exempt Municipal Obligations (identified cost $146,088,681)		$148,996,792

Taxable Municipal Obligations — 0.1%
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation — 0.1%
National Finance Authority, NH, (Centurion BioSquare, Inc.), 9.58%, 12/15/38	$85	$ 86,089
National Finance Authority, NH, (Centurion Foundation), 11.00%, 12/15/38	45	45,573
Total Taxable Municipal Obligations (identified cost $130,000)		$ 131,662

Short-Term Investments — 0.6%
Security	Shares	Value
BlackRock Liquidity Funds - MuniCash, Institutional Shares, 2.55%(6)	844,234	$ 844,318
Total Short-Term Investments (identified cost $844,318)		$ 844,318
Total Investments — 101.9% (identified cost $147,062,999)		$149,972,772
Other Assets, Less Liabilities — (1.9)%		$ (2,819,103)
Net Assets — 100.0%		$147,153,669
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	When-issued security.
(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2026, the aggregate value of these securities is $7,026,628 or 4.8% of the Fund's net assets.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at June 30, 2026.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(6)	The rate shown is the annualized seven-day yield as of June 30, 2026.
The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At June 30, 2026, 8.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 4.1% of total investments.

Eaton Vance
Massachusetts Municipal Income Fund
June 30, 2026
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at June 30, 2026.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At June 30, 2026, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$148,996,792	$ —	$148,996,792
Taxable Municipal Obligations	—	131,662	—	131,662
Short-Term Investments	844,318	—	—	844,318
Total Investments	$844,318	$149,128,454	$—	$149,972,772
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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